Long-Term Debt and Other Financial Liabilities, February 2019 ATB Loan Facility (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Feb. 28, 2022	Dec. 31, 2021
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 250,940		$ 218,551
February 2019 ATB Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Balance outstanding		$ 15,129